J. Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Total revenue					$ 3,928	$ 7,293
Net income (loss)	(437)	(5,782)	(1,132)	(1,755)	(3,208)	1,698
Net income available to stockholders – Basic					(3,208)	856
Net income available to stockholders – Diluted					(3,208)	(2,161)
Basic net income (loss) per common share attributable to common stockholders	$ 0.00	$ (0.06)	$ (0.01)	$ (0.03)	$ (0.03)	$ 0.01
Diluted net income (loss) per common share attributable to common stockholders	$ 0.00	$ (0.06)	$ (0.01)	$ (0.03)	$ (0.03)	$ (0.03)
First Quarter
Total revenue					1,342	2,215
Net income (loss)					4,028	2,977
Net income available to stockholders – Basic					2,049	1,487
Net income available to stockholders – Diluted					(200)	415
Basic net income (loss) per common share attributable to common stockholders					$ 0.03	$ 0.02
Diluted net income (loss) per common share attributable to common stockholders					$ 0	$ (0.01)
Second Quarter
Total revenue					859	2,231
Net income (loss)					(5,782)	2,763
Net income available to stockholders – Basic					(5,782)	1,381
Net income available to stockholders – Diluted					(5,782)	(283)
Basic net income (loss) per common share attributable to common stockholders					$ (0.06)	$ 0.02
Diluted net income (loss) per common share attributable to common stockholders					$ (0.06)	$ 0
Third Quarter
Total revenue					844	1,448
Net income (loss)					(786)	3,064
Net income available to stockholders – Basic					(786)	1,558
Net income available to stockholders – Diluted					(786)	(307)
Basic net income (loss) per common share attributable to common stockholders					$ (0.01)	$ 0.02
Diluted net income (loss) per common share attributable to common stockholders					$ (0.01)	$ 0
Fourth Quarter
Total revenue					883	1,399
Net income (loss)					(668)	(7,106)
Net income available to stockholders – Basic					(668)	(7,106)
Net income available to stockholders – Diluted					$ (668)	$ (7,106)
Basic net income (loss) per common share attributable to common stockholders					$ 0.00	$ (0.11)
Diluted net income (loss) per common share attributable to common stockholders					$ 0	$ (0.11)